BENEFITS TO EMPLOYEES - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Pension Benefits
Estimated contribution	R$ 2,295,411	R$ 2,246,956
Weighted average duration of defined benefit obligation	64 years
Defined benefit plan expected maturation of non-discounted benefits	R$ 27,357,876
BD Plan
Defined Pension Benefits
Contributions made by employer	281,866	281,994
CD Plan
Defined Pension Benefits
Contributions made by employer	13,087	R$ 12,495
2023
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,431,839
2024
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,266,482
2025
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,106,224
2026
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,949,875
2027
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,855,354
2028 to 2046
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 16,748,104